Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Miscellaneous liabilities [abstract]
Schedule of other liabilities
The detail of Other liabilities in the consolidated balance sheets is as follows:

EUR million
	2024	2023	2022
Transactions in transit	910	767	457
Accrued expenses and deferred income	9,003	9,136	8,445
Other	6,431	7,695	5,707
	16,344	17,598	14,609